Business Segment Information - other non-current assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 351,068	$ 364,100
Africa
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	25,835	27,641
Americas
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	5	6
Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	276,081	284,151
Asia
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	1	5
Europe
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 49,146	$ 52,297